Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 241,177,143	R$ 233,946,173
Real estate	64,820,223	61,747,721
Installment loans to individuals	290,347,270	252,687,422
Lease financing	3,343,208	3,154,887
Loans and advances to customers, gross	R$ 599,687,844	R$ 551,536,203
Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	40.22%	42.42%
Real estate	10.81%	11.19%
Installment loans to individuals	48.42%	45.82%
Lease financing	0.56%	0.57%
Loans and advances to customers, gross	100.00%	100.00%
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 161,568,313	R$ 158,059,250
Real estate	5,426,403	4,994,192
Installment loans to individuals	152,201,789	122,734,480
Lease financing	1,577,662	1,578,949
Loans and advances to customers, gross	R$ 320,774,167	R$ 287,366,871
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	50.37%	55.00%
Real estate	1.69%	1.74%
Installment loans to individuals	47.45%	42.71%
Lease financing	0.49%	0.55%
Loans and advances to customers, gross	100.00%	100.00%
Between 1 And 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 75,022,533	R$ 70,766,467
Real estate	12,241,469	11,620,801
Installment loans to individuals	110,761,071	101,955,558
Lease financing	1,743,417	1,564,656
Loans and advances to customers, gross	R$ 199,768,490	R$ 185,907,482
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	37.55%	38.07%
Real estate	6.13%	6.25%
Installment loans to individuals	55.44%	54.84%
Lease financing	0.87%	0.84%
Loans and advances to customers, gross	100.00%	100.00%
More Than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 4,586,297	R$ 5,120,456
Real estate	47,152,351	45,132,728
Installment loans to individuals	27,384,410	27,997,383
Lease financing	22,129	11,283
Loans and advances to customers, gross	R$ 79,145,187	R$ 78,261,850
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	5.79%	6.54%
Real estate	59.58%	57.68%
Installment loans to individuals	34.60%	35.77%
Lease financing	0.03%	0.01%
Loans and advances to customers, gross	100.00%	100.00%